Trade and other receivables, net (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of Trade and other receivables, net [Line Items]
Beginning balance	$ 32,184		$ 31,607		$ 26,520
Provision for other receivable, note 26	1,334		0		0
Provision for trade receivables, note 24	18		676		5,087
Provision of the period	1,352		676		5,087
Write off of the period	(410)		0		0
Exchange difference	(173)		0		0
Reversals of the period, note 26	(45)		(99)		0
Other minor	(806)		0		0
Final balance	32,102		32,184		31,607
Trade receivables	22,013	[1]	22,823	[1]	22,644
Other receivables	$ 10,089		$ 9,361		$ 8,963

[1]	Below is presented the movement in the allowance for expected credit losses: